Derivative financial instruments - Assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedges
Non-current assets	$ 504	$ 343	$ 446
Current assets	28	27	2
Current liabilities	(24)	(18)	(9)
Non-current liabilities	(4)	(117)	(1)
Total	504	235	438
Interest rate swaps | Derivative instruments designated at fair value through profit and loss
Disclosure of detailed information about hedges
Non-current assets	53	65	77
Total	53	65	77
Other derivatives
Disclosure of detailed information about hedges
Current assets	16	8	2
Current liabilities	(21)	(18)	(9)
Non-current liabilities			(1)
Total	(5)	(10)	(8)
Instruments in a fair value hedge relationship | Interest rate swaps
Disclosure of detailed information about hedges
Non-current assets			49
Current assets		19
Current liabilities	(3)
Non-current liabilities		(2)
Total	(3)	17	49
Instruments in a fair value hedge relationship | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets	31
Total	31
Investments in foreign operations | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets	223	278	320
Current assets	12
Non-current liabilities	(4)
Total	231	278	$ 320
Instruments designated in cash flow hedge | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets	197
Non-current liabilities		(115)
Total	$ 197	$ (115)